Finance receivables - Schedule of finance receivables measured at amortized cost, net of allowance (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Finance Receivables Measured At Amortized Cost Net Of Allowance Abstract
Balance	$ 3,432,340
Additions	219,093
Add: Interest income	195,452
Less: Interest payments	(186,868)
Less: Principal payments	(901,329)
Effects of foreign exchange	99,378
Current	2,858,066	$ 3,432,340
Non-current	0
Balance	$ 2,858,066